Income Taxes - Schedule of Deferred Tax Liability and Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets and liabilities [Abstract]
Non-capital losses available	$ 42	$ 311
Deferred tax assets	42	311
Debt and other	(42)	(311)
Deferred tax liabilities	(42)	(311)
Net deferred tax assets (liability)
Deferred tax assets not recognized:
Non-capital losses available	10,569	8,755
Reclamation and remediation	4,402	4,002
Resource tax pools in excess of net book value	2,384	3,638
Share issue costs and others	1,425	1,887
Deferred tax asset not recognized	$ 18,780	$ 18,282